Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Book value of assets pledged as security for long-term debt and interest rate swap obligations	$ 1,642,000,000	$ 1,709,000,000
Accrued claim	$ 0	$ 0